Other Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Aug. 14, 2014	Aug. 04, 2014	May 16, 2014	Mar. 17, 2014	Sep. 12, 2013	Jun. 05, 2013	Jul. 08, 2014 Suezmax Tanker Euro	Jul. 14, 2014 Preferred Class B Shares	Jul. 14, 2014 Preferred Class C Shares
Subsequent events [Line Items]
Property Plant And Equipment Acquisitions And Or Improvements							$ 59,500
Preferred stock - Dividends per share declared								$ 0.50	$ 0.55469
Preferred stock dividend rate percentage								8.00%	8.875%
Dividends paid	$ 4,231
Common stock - Dividends per share declared	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Dividends per share declared - payment date		Nov. 25, 2014	Aug. 14, 2014	May 22, 2014	Sep. 12, 2013	Jun. 05, 2013		Jul. 30, 2014	Jul. 30, 2014
Dividends per share declared - record date	Aug. 08, 2014	Nov. 21, 2014	Aug. 11, 2014	May 19, 2014	Sep. 09, 2013	Sep. 09, 2013